UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:
811-23812

Elevation Series Trust
(Exact Name of Registrant as Specified in Charter)

1700 Broadway, Suite 1850
Denver, CO 80290
(Address of Principal Executive Offices) (Zip Code)

Chris Moore
Elevation Series Trust
1700 Broadway, Suite 1850
Denver, CO 80290
(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:
303-226-4150

With a copy to:

JoAnn M. Strasser
Thompson Hine LLP
17th Floor
41 South High Street
Columbus, Ohio 43215

Date of Fiscal Year End: July 31st

Date of Reporting Period: August 1, 2024 – January 31, 2025

Item 1.	Reports to Shareholders.

(a)	The Report to Shareholders is attached herewith.

This semi-annual shareholder report contains important information about the Sovereign's Capital Flourish Fund -  for the period of August 1, 2024 to January 31, 2025. Please contact us at +1 (800) 465-1403 or info@sovereignscapital.com or visit our website at https://www.scetfs.com/sovf for additional information.

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2025

NYSE ARCA, Inc.: SOVF

WHAT WERE THE FUND'S COSTS FOR THE PAST SIX MONTHS?

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Sovereign's Capital Flourish Fund	$38	0.75%

HOW DID THE FUND PERFORM SINCE INCEPTION?

This chart shows the value of a $10,000 investment in the share class noted since inception. The result is compared with the Fund's benchmark.

TOTAL RETURN BASED ON A $10,000 INVESTMENT

	Sovereign's Capital Flourish Fund	S&P Composite 1500 Equal Weight Total Return Index
Sep'23	10,000	10,000
Jul'24	12,394	12,339
Jan'25	12,748	12,780

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table presented below and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

FUND STATISTICS

Total Net Assets	$99,952,370
# of Portfolio Holdings	81
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$277,550

AVERAGE ANNUAL TOTAL RETURNS

.	1 YR	Since Inception (September 29, 2023)
Sovereign's Capital Flourish Fund	15.44%	19.87%
S&P Composite 1500 Equal Weight Total Return Index	16.33%	20.09%

Past performance does not guarantee future results. Call +1 (800) 465-1403 or visit https://www.scetfs.com/sovf for current month-end performance.

WHAT DID THE FUND INVEST IN?

INDUSTRY

(Expressed as % of Total Investments)

Software & Tech Services 19.54%
Industrial Services 12.23%
Tech Hardware & Semiconductors 11.27%
Health Care 11.03%
Insurance 10.49%
Consumer Discretionary Products 7.76%
Consumer Staple Products 6.29%
Industrial Products 4.49%
Financial Services 3.83%
Oil & Gas 3.16%
Real Estate 2.69%
Retail & Wholesale - Staples 2.50%
Utilities 2.02%
Media 1.03%
Materials 0.86%
Banking 0.56%
Money Market 0.25%

Value	Value
Money Market	0.25%
Banking	0.56%
Materials	0.86%
Media	1.03%
Utilities	2.02%
Retail & Wholesale - Staples	2.50%
Real Estate	2.69%
Oil & Gas	3.16%
Financial Services	3.83%
Industrial Products	4.49%
Consumer Staple Products	6.29%
Consumer Discretionary Products	7.76%
Insurance	10.49%
Health Care	11.03%
Tech Hardware & Semiconductors	11.27%
Industrial Services	12.23%
Software & Tech Services	19.54%

COUNTRY

(Expressed as % of Total Investments)

United States
96.76%
United Kingdom
2.77%
Canada
0.47%

Value	Value
Canada	0.47%
United Kingdom	2.77%
United States	96.76%

Sovereign's Capital Flourish Fund

SEMI-ANNUAL SHAREHOLDER REPORT

January 31, 2025

NYSE ARCA, Inc.: SOVF

+1 (800) 465-1403

info@sovereignscapital.com

If you wish to view additional information about the Fund; including but not limited to Fund's prospectus, financial statements, holdings, or proxy voting information, please visit https://www.scetfs.com/sovf.

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	The Registrant’s full schedule of investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(NYSE ARCA, Inc.: SOVF)

Semi-Annual Financial Statements

January 31, 2025

Sovereign’s Capital Flourish Fund

SCHEDULE OF INVESTMENTS
January 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.79%
Banking - 0.56%
Triumph Financial, Inc.(a)	7,236	$557,606

Consumer Discretionary Products - 7.76%
Columbia Sportswear Co.	16,838	1,486,795
Grand Canyon Education, Inc.(a)	16,152	2,836,937
LCI Industries	21,486	2,251,518
Miller Industries, Inc.	17,886	1,179,940
		7,755,190
Consumer Staple Products - 6.30%
Coca-Cola Consolidated, Inc.	2,016	2,757,122
J & J Snack Foods Corp.	2,945	404,143
Pilgrim’s Pride Corp.(a)	25,871	1,204,036
Tyson Foods, Inc., Class A	25,402	1,434,959
Westrock Coffee Co.(a)	70,773	492,580
		6,292,840

Financial Services - 3.83%
Charles Schwab Corp.	8,785	726,695
P10, Inc., Class A	118,262	1,615,459
Raymond James Financial, Inc.	8,842	1,489,700
		3,831,854

Health Care -11.03%
Amicus Therapeutics, Inc.(a)	256,451	2,456,800
Becton, Dickinson and Co.	6,306	1,561,366
Molina Healthcare, Inc.(a)	6,414	1,990,970
National HealthCare Corp.	17,022	1,747,649
NeoGenomics, Inc.(a)	30,695	438,938
Option Care Health, Inc.(a)	75,942	2,348,127
ResMed, Inc.	2,036	480,862
		11,024,712

Industrial Products - 4.49%
AZZ, Inc.	11,307	970,027
CSW Industrials, Inc.	1,182	389,835
Douglas Dynamics, Inc.	28,096	726,282
IDEX Corp.	2,079	466,340
ITT, Inc.	6,781	1,024,067
Lincoln Electric Holdings, Inc.	4,579	910,214
		4,486,765
	Shares	Value
Industrial Services -12.23%
APi Group Corp.(a)	39,908	$1,522,490
Aramark	37,463	1,457,685
Fastenal Co.	5,780	423,327
H&R Block, Inc.	19,530	1,080,204
Healthcare Services Group, Inc.(a)	52,760	585,109
Insperity, Inc.	34,609	2,596,021
J.B. Hunt Transport Services, Inc.	2,543	435,413
Kforce, Inc.	12,101	674,389
Korn Ferry	20,222	1,430,302
SiteOne Landscape Supply, Inc.(a)	6,690	951,987
United Parcel Service, Inc., Class B	5,282	603,363
Waste Connections, Inc.	2,552	468,981
		12,229,271

Insurance - 10.50%
American Financial Group, Inc.	15,502	2,116,953
Arthur J. Gallagher & Co.	4,842	1,461,412
Erie Indemnity Co., Class A	1,770	713,221
Goosehead Insurance, Inc., Class A	18,350	1,966,570
Primerica, Inc.	8,276	2,401,447
The Progressive Corp.	7,429	1,830,803
		10,490,406

Materials - 0.86%
Greif, Inc., Class A	13,987	856,284

Media -1.03%
Advantage Solutions, Inc.(a)	388,617	1,025,949

Oil & Gas - 3.16%
APA Corp.	50,625	1,110,206
Devon Energy Corp.	29,327	1,000,051
Diamondback Energy, Inc.	6,368	1,046,645
		3,156,902

Real Estate - 2.70%
Camden Property Trust	3,925	446,312
CBRE Group, Inc., Class A(a)	12,612	1,825,461
SBA Communications Corp., Class A	2,140	422,778
		2,694,551

Retail & Wholesale - Staples - 2.50%
Copart, Inc.(a)	8,306	481,167
O’Reilly Automotive, Inc.(a)	370	478,935
SpartanNash Co.	25,979	473,597
US Foods Holding Corp.(a)	7,285	516,725
Walmart, Inc.	5,580	547,733
		2,498,157

See Notes to Financial Statements

Sovereign’s Capital Flourish Fund

SCHEDULE OF INVESTMENTS
January 31, 2025 (Continued) (Unaudited)

	Shares	Value
Software & Tech Services -19.55%
Alkami Technology, Inc.(a)	52,454	$1,824,875
Automatic Data Processing, Inc.	1,573	476,635
BigCommerce Holdings, Inc., Series 1(a)	310,339	1,889,965
Endava PLC - Sponsored ADR(a)	85,560	2,773,855
Euronet Worldwide, Inc.(a)	23,855	2,349,717
Fiserv, Inc.(a)	6,744	1,456,974
HubSpot, Inc.(a)	677	527,742
Paycom Software, Inc.	9,590	1,990,500
Paylocity Holding Corp.(a)	8,290	1,703,761
Repay Holdings Corp., Class A(a)	305,467	2,281,838
Science Applications International Corp.	3,961	428,897
SPS Commerce, Inc.(a)	2,705	499,559
Verra Mobility Corp., Class A(a)	50,689	1,337,683
		19,542,001

Tech Hardware & Semiconductors -11.27%
Arista Networks, Inc.(a)	7,583	873,789
Cisco Systems, Inc.	12,396	751,198
Diodes, Inc.(a)	39,707	2,341,919
Intel Corp.	50,917	989,317
NetApp, Inc.	4,025	491,453
Qorvo, Inc.(a)	21,343	1,771,042
Qualcomm, Inc.	8,789	1,519,882
Super Micro Computer, Inc.(a)	88,737	2,530,779
		11,269,379

Utilities - 2.02%
NextEra Energy, Inc.	12,458	891,495
Vistra Corp.	6,741	1,132,690
		2,024,185

TOTAL COMMON STOCKS (Cost $95,162,414)		99,736,052

MONEY MARKET FUNDS - 0.25%
Invesco Government & Agency Portfolio, Institutional Class, 7-Day Yield - 4.33%(b)	254,422	254,422

TOTAL MONEY MARKET FUNDS (Cost $254,422)		254,422

TOTAL INVESTMENTS - 100.04% (Cost $95,416,836)		$99,990,474

Liabilities In Excess of Other Assets - (0.04%)		(38,104)

NET ASSETS - 100.00%		$99,952,370

(a)	Non-income producing security.
(b)	Rate disclosed is 7-Day Yield as of January 31, 2025.

Investment Abbreviations:

ADR - American Depository Receipt

Percentages are stated as a percent of net assets.

See Notes to Financial Statements

Sovereign’s Capital Flourish Fund

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2025 (Unaudited)

ASSETS:
Investments, at value	$99,990,474
Dividends receivable	22,585
Total Assets	100,013,059
LIABILITIES:
Payable to Investment Advisor	60,689
Total Liabilities	60,689
NET ASSETS	$99,952,370

NET ASSETS CONSIST OF:
Paid in capital	$93,049,977
Total distributable earnings	6,902,393
NET ASSETS	$99,952,370

INVESTMENTS, AT COST	$95,416,836

Net asset value:
Net assets	$99,952,370
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,151,164
Net asset value, price per share	$31.72

See Notes to Financial Statements

Sovereign’s Capital Flourish Fund

STATEMENT OF OPERATIONS
For the Six Months Ended January 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividends*	$596,946
Total Investment Income	596,946
EXPENSES:
Investment advisory fees (Note 3)	277,550
Total Expenses	277,550
NET INVESTMENT INCOME	319,396

Net realized gain/(loss) on:
Investments	(672,480)
Investments sold in-kind	3,519,063
Total Net Realized Gain	2,846,583

Net change in unrealized appreciation/depreciation on: Investments	(1,150,880)
Total Net Change in Unrealized Appreciation/Depreciation	(1,150,880)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	1,695,703
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,015,099
*Foreign taxes withheld on dividends	$156

See Notes to Financial Statements

Sovereign’s Capital Flourish Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended January 31, 2025 (Unaudited)	For the Period September 29, 2023 (Commencement of Operations) through July 31, 2024
OPERATIONS
Net investment income	$319,396	$136,668
Net realized gain	2,846,583	2,453,208
Net change in unrealized appreciation/depreciation	(1,150,880)	5,124,123
Net increase in net assets resulting from operations	2,015,099	7,713,999
DISTRIBUTIONS TO SHAREHOLDERS
From distributable earnings	(273,101)	(51,290)
Net decrease in net assets from distributions	(273,101)	(51,290)
BENEFICIAL INTEREST TRANSACTIONS (NOTE 5)
Shares sold	51,825,727	64,616,216
Shares redeemed	(12,112,581)	(13,781,699)
Net increase in net assets derived from share transactions	39,713,146	50,834,517
Net increase in net assets	41,455,144	58,497,226
NET ASSETS
Beginning of period	58,497,226	—
End of period	$99,952,370	$58,497,226

See Notes to Financial Statements

Sovereign’s Capital Flourish Fund

FINANCIAL HIGHLIGHTS

	For the Six Months Ended January 31, 2025 (Unaudited)		For the Period Ended July 31, 2024 (a)
Net Asset Value, Beginning of Period	$30.93		$25.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.13		0.12
Net realized and unrealized gain on investments	0.75		5.86
Total from Investment Operations	0.88		5.98

DISTRIBUTIONS:
From distributable earnings	(0.09)		(0.05)
Total Distributions	(0.09)		(0.05)

Net Increase in net asset value	0.79		5.93
Net Asset Value - End of Period	$31.72		$30.93
TOTAL RETURN(c)	2.86%		23.94%

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$99,952		$58,497
Ratio of net operating expenses to average net assets	0.75	%(d)	0.75	%(d)
Ratio of net investment income to average net assets	0.86	%(d)	0.49	%(d)
Portfolio turnover rate(e)(f)	15%		41%

(a)	The net asset value at the beginning of the period represents the initial shares outstanding on September 29, 2023 (Commencement of Operations).

(b)	Calculated based on the average number of Fund shares outstanding during each fiscal period.

(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested. Total return calculated for a period of less than one year is not annualized.

(d)	Annualized.

(e)	Excludes the impact of in-kind transactions.

(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Sovereign’s Capital Flourish Fund

NOTES TO FINANCIAL STATEMENTS
January 31, 2025 (Unaudited)

NOTE 1 - ORGANIZATION

Elevation Series Trust (the “Trust”) was organized on March 7, 2022, as a Delaware statutory trust, and is authorized to issue multiple investment series. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. These financial statements relate to one series of the Trust, Sovereign’s Capital Flourish Fund (the “Fund”). The Fund’s investment objective is to provide long-term capital appreciation. The Fund invests primarily in common stock of publicly traded U.S. companies that are selected by Sovereign’s Capital Management, LLC (the “Adviser”). The Adviser selects companies that are led by faith-driven CEOs that seek to build exceptional corporate cultures based on biblical values that allow employees to flourish. A company is considered a “U.S. company” if (i) the security is listed on a U.S. national securities exchange, (ii) the issuer is headquartered in the U.S., or (iii) the issuer derives a substantial portion of their revenues from, or has a substantial portion of its operations in, the U.S. The Fund commenced operations on September 29, 2023.

The Fund currently offers an unlimited number of shares of a single class, without par value, which are listed and traded on the NYSE Arca, Inc (the “Exchange”). The Fund issues and redeems shares only in creation units (“Creation Units”) which are offered on a continuous basis through Paralel Distributors LLC (the “Distributor”), without a sales load (but subject to transaction fees, if applicable), at the net asset value per share next determined after receipt of an order in proper form pursuant to the terms of the Authorized Participant Agreement, calculated as of the scheduled close of regular trading on the Exchange on any day on which the Exchange is open for business. The Fund does not issue fractional Creation Units. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates. The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946 “Financial Services - Investment Companies” including FASB Accounting Standards Update 2013-08.

Portfolio Valuation: The net asset value per share (“NAV”) of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE”) is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The NAV is determined by dividing the value of the Fund’s total assets less its liabilities by the number of shares outstanding.

Domestic equity securities traded on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day. If there has been no sale that business day, the securities are valued at the mean of the most recent bid and ask prices on the business day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day. Portfolio securities traded in the over-the-counter market, but excluding NASDAQ, are valued at the last quoted sale price in such market. Debt obligations with maturities of 60 days or less are valued at amortized cost.

Securities for which market quotations are not readily available, including circumstances under which the Adviser determines that prices received are unreliable, are valued at fair value according to procedures established and adopted by the Fund’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee with respect to the fair valuation of the Fund’s portfolio securities, subject to oversight by and periodic reporting to the Board.

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 - Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 - Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the Fund’s investments in the fair value hierarchy as of January 31, 2025:

Investments in Securities at Value(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$99,736,052	$—	$—	$99,736,052
Money Market Funds	254,422	—	—	254,422
Total	$99,990,474	$—	$—	$99,990,474

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

Sovereign’s Capital Flourish Fund

NOTES TO FINANCIAL STATEMENTS
January 31, 2025 (Continued) (Unaudited)

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded as of the ex-dividend date or for certain foreign securities when the information becomes available to the Fund. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis using the effective yield method.

Cash and Cash Equivalents: Cash and cash equivalents may include demand deposits and highly liquid investments, typically with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value.

Distributions to Shareholders: Dividends from net investment income of the Fund, if any, are declared and paid annually or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are declared and distributed at least annually.

Federal Income Tax: For federal income tax purposes, the Fund currently intends to qualify, as a regulated investment company under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its earnings to its stockholders. Accordingly, no provision for federal income or excise taxes has been made.

Income and capital gain distributions are determined and characterized in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

As of and during the period ended January 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. As of January 31, 2025, there were no interest or penalties incurred by The Fund. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. There are no uncertain tax positions that require a provision for income taxes.

NOTE 3 - ADVISORY FEES AND OTHER AFFILIATED TRANSACTIONS

The Adviser serves as the investment adviser to the Fund. Pursuant to the Investment Advisory Agreement, the Fund pays the Adviser a Unitary Management Fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets. Out of the Unitary Management Fee, the Adviser has agreed to pay substantially all of the expenses of the Fund, including the cost of transfer agency, custody, fund administration, securities lending and other non-distribution related services necessary for the Fund to operate, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends and other expense on securities sold short, taxes and related services, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, litigation expenses and other non-routine or extraordinary expenses.

Vident Asset Management (“VA” or the “Sub-Adviser”), which shares a parent company with the Adviser, serves as the sub-adviser to the Fund. Pursuant to a Sub-Advisory Agreement between the Trust, the Adviser, and the Sub-Adviser, the Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund. For the services it provides to the Fund, the Sub-Adviser is compensated by the Adviser out of its Unitary Management Fee.

Paralel Technologies LLC (the “Administrator”), the parent company of the Distributor, serves as the Fund’s administrator and fund accountant pursuant to an Administration and Fund Accounting Agreement. The Administrator provides the Fund with certain administrative, tax and accounting services. Fees for these services are paid by the Adviser out of its unitary management fee.

The Distributor, a wholly owned subsidiary of the Administrator, acts as the principal underwriter for the Fund and distributes shares pursuant to a Distribution Agreement. Shares are continuously offered for sale by the Distributor only in Creation Units as described in Note 1. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority.

State Street Bank and Trust Company (“State Street”) serves as the custodian of the Fund’s assets pursuant to a Custody Agreement and as the transfer agent pursuant to a Transfer Agent Agreement. Fees for these services are paid by the Adviser out of its Unitary Management Fee.

The officers and the Interested Trustee of the Trust are officers or employees of the Administrator and/or Distributor. No persons (other than the Independent Trustees) receive compensation for acting as a trustee or officer. For their services, Independent Trustees receive a quarterly retainer, meeting fees, as well as reimbursement for reasonable travel, lodging and other expenses in connection with attendance at meetings. Trustee fees and expenses are paid by the Adviser out of its unitary management fee.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the period ended January 31, 2025, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
Sovereign’s Capital Flourish Fund	$14,117,547	$10,819,058

Sovereign’s Capital Flourish Fund

NOTES TO FINANCIAL STATEMENTS
January 31, 2025 (Continued) (Unaudited)

For the period ended January 31, 2025, in-kind transactions associated with creations and redemptions were as follows:

Fund	In-Kind Purchases	In-Kind Sales
Sovereign’s Capital Flourish Fund	$48,624,291	$12,144,603

NOTE 5 - BENEFICIAL INTEREST TRANSACTIONS

Shares are purchased from or redeemed by the Fund only in Creation Unit size aggregations generally of 10,000 Shares with Authorized Participants. Authorized Participants must be either broker-dealers or other participants in the clearing process through the Continuous Net Settlement System of the NSCC, clearing agencies registered with the SEC, or DTC Participants and must execute a Participant Agreement with the Distributor and accepted by State Street. Transactions of Creation Units generally consist of an in-kind designated portfolio of securities (“Deposit Securities”), with a cash component equal to the difference between the Deposit Securities and the NAV per unit of the Fund on the transaction date. The Fund may require cash to replace Deposit Securities if such securities are not available in sufficient quantities for delivery, are not eligible to be transferred or traded, are restricted under securities laws, or as a result of other situations.

Beneficial Interest transactions were as follows:

	For the Period Ended January 31, 2025	For the Period September 29, 2023 (Commencement of Operations) through January 31, 2024
Shares sold	1,650,000	2,381,164
Shares redeemed	(390,000)	(490,000)
Net increase in shares outstanding	1,260,000	1,891,164

NOTE 6 - TAX BASIS DISTRIBUTIONS AND TAX BASIS INFORMATION

The amounts and characteristics of tax basis distributions and composition of distributable earnings are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of January 31, 2025.

The character of distributions paid on a tax basis during the period ended July 31, 2024 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain
Sovereign’s Capital Flourish Fund	$51,290	$—

The amount of net unrealized appreciation/depreciation and the cost of investment securities for tax purposes at January 31, 2025 were as follows:

	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Appreciation/ (Depreciation) of Foreign Currency	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
Sovereign’s Capital Flourish Fund	$9,609,687	$(5,069,551)	$—	$4,540,136	$95,450,338

Certain tax cost basis adjustments are finalized at fiscal year-end and therefore have not been determined as of January 31, 2025.

NOTE 7 - INDEMNIFICATIONS

In the normal course of business, the Trust or Fund enters into contracts that contain a variety of representations which provide general indemnifications. Additionally, the Declaration of Trust provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust against certain liabilities arising out of the performance of their duties. The Fund’s maximum exposure under these arrangements is unknown, however, the Fund expects the risk of loss to be remote.

NOTE 8 - SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date these financial statements were issued and has determined that there were no subsequent events to report through the issuance of these financial statements.

Sovereign’s Capital Flourish Fund

ADDITIONAL INFORMATION
January 31, 2025 (Unaudited)

PROXY VOTING

The policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities held by the Fund are available, without charge, (i) on the SEC’s website at www.sec.gov or (ii) by calling toll-free (877) 524-9155. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge at www.sec.gov or by calling toll-free (877) 524-9155.

Fund distributed by Paralel Distributors LLC

Must be accompanied or preceded by a prospectus.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by this report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by the Registrant is included in the financial statements as part of the report to shareholders filed under Item 7 of this Form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

No material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees have been implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this semi-annual filing.

(a)(2)	Not applicable to this semi-annual filing.

(a)(3)	Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(4)	Not applicable to open-end investment companies.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)

Certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ELEVATION SERIES TRUST

By:	/s/ Bradley Swenson
Bradley Swenson, President (Principal Executive Officer)

Date:	April 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the date indicated.

By:	/s/ Bradley Swenson
Bradley Swenson, President (Principal Executive Officer)

Date:	April 3, 2025

By:	/s/ Nicholas Austin
Nicholas Austin, Treasurer (Principal Financial Officer)

Date:	April 3, 2025